Offerings - Offering: 1	Jul. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Maximum Aggregate Offering Price	$ 86,250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,204.88
Offering Note	Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There are being registered under this Registration Statement such indeterminate number of common shares (“Common Shares”) of Almonty Industries Inc. (the “Registrant”) as shall have an aggregate offering price not to exceed $86,250,000.Estimated solely for the purpose of calculation the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.